Private Placement (Details) - USD ($)			9 Months Ended	10 Months Ended
	May 24, 2023	Mar. 08, 2023	Sep. 30, 2024	Dec. 31, 2023	May 30, 2023
Private Placement [Line Items]
Warrant purchases	575,000	5,750,000
Share price (in Dollars per share)				$ 10.05
Private placement warrant, (in Dollars per share)				0.01
Private Placement Warrants [Member]
Private Placement [Line Items]
Warrant purchases			7,650,000
Share price (in Dollars per share)				$ 11.5
Private placement warrant, (in Dollars per share)			$ 1
Sale of units			7,650,000
Exercisable after the completion of the initial business combination			30 days
Exercisable closing years			5 years
Sale of private placement warrants				7,650,000
Aggregate shares				7,650,000
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Aggregate shares				6,000,000
Business Combination [Member]
Private Placement [Line Items]
Initial business combination of redeem percentage			100.00%
Percent of business combination transaction				100.00%
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Warrant purchases			6,000,000
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Private placement warrant, (in Dollars per share)					$ 11.5
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Exercisable share purchase			1
Share price (in Dollars per share)			$ 11.5	$ 11.5
Private placement warrant, (in Dollars per share)				$ 1
Proceeds from sale of private placement warrants (in Dollars)			$ 7,650,000	$ 7,650,000
Sale of private placement warrants				1
Private Placement Warrants [Member] | Cantor Fitzgerald & Co [Member]
Private Placement [Line Items]
Warrant purchases			1,650,000
Aggregate shares				1,650,000
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Share price (in Dollars per share)			$ 11.5